LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND

September 1, 1999

Dear Shareholder:

The J.P. Morgan Institutional Tax Exempt Bond Fund returned 1.01% over the 11 months ended July 31, 1999, as interest rates rose, eroding net asset values somewhat. The fund outperformed its competition, which advanced 0.76% over the same period, as measured by the Lipper Intermediate Municipal Debt Funds Average. At the same time, the fund trailed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, which gained 1.87%. Of course, the index return is exclusive of fees and expenses. Higher interest rates also mean that the fund's 30-day SEC yield has increased to 4.27% as of July 31, which is a tax equivalent yield of 7.07% at a 39.6% federal income tax rate.

The fund's net asset value as of July 31 was $10.07, down from $10.38 on August 31, 1998. Dividends of approximately $0.42 per share were paid over the 11-month period, of which more than $0.41 was tax-exempt income and less than $0.01 was long-term capital gain.

The report that follows includes an interview with Robert Meiselas, who with Benjamin S. Thompson, manages the fund. This interview is designed to reflect what happened during the months past, as well as provide an outlook for the future.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan &Co. Incorporated             J.P. Morgan &Co. Incorporated



--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.............. 1     GLOSSARY OF TERMS .................. 5

FUND PERFORMANCE........................ 2     FUND FACTS AND HIGHLIGHTS........... 6

PORTFOLIO MANAGER Q & A................. 3     FINANCIAL STATEMENTS................ 8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE There are several ways to evaluate a mutual fund's historical performance. One way is to look at the growth of a hypothetical investment. The chart at right shows that $5,000,000 invested on July 31, 1989, would have grown to $9,252,671 on July 31, 1999. Another way is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $5,000,000 OVER 10 YEARS*
JULY 31, 1989 -- JULY 31, 1999

[EDGAR REPRESENTATION OF PLOT POINTS FOR GRAPH]

               J.P. Morgan Inst.     Lipper Intermediate Municipal      Lehman 1-16 year      Lehman Quality Intermediate
             Tax Exempt Bond Fund           Debt Funds Avg.           Municipal Bond Index        Municipal Bond Index
Jul-89            5,000,000                  5,000,000.00                                             5,000,000.00
Jul-90            5,317,097                  5,306,696.43                                             5,342,368.80
Jul-91            5,743,388                  5,718,308.60                                             5,803,318.63
Jul-92            6,435,584                  6,411,905.69                                             6,573,253.37
Jul-93            6,862,918                  6,906,731.39                 6,872,526.09                7,091,148.44
Jul-94            7,064,572                  7,080,151.12                 7,049,530.42                7,281,604.50
Jul-95            7,590,624                  7,539,906.23                 7,600,669.44                7,857,056.56
Jul-96            7,960,735                  7,928,373.86                 8,024,071.52                8,252,227.83
Jul-97            8,623,926                  8,568,627.25                 8,738,943.93                8,930,954.19
Jul-98            9,020,211                  8,973,414.96                 9,208,942.16                9,384,048.97
Jul-99            9,252,671                  9,175,851.83                 9,514,313.97                9,699,255.21

J.P.Morgan Inst. Tax Exempt Bond Fund                   $9,699,225
Lehman 1-16 year Municipal Bond Index                   $9,514,314
Lehman Quality Intermediate Municipal Bond Index        $9,252,671
Lipper Intermediate Municipal Debt Funds Avg.           $9,175,852


PERFORMANCE                                        TOTAL RETURNS                      AVERAGE ANNUAL TOTAL RETURNS
                                                   ----------------------------     -------------------------------
                                                   THREE      SIX        ELEVEN       ONE        FIVE     TEN
AS OF JULY 31, 1999                                MONTHS     MONTHS     MONTHS       YEAR       YEARS*   YEARS*
------------------------------------------------------------------------------     -------------------------------
J.P. Morgan Institutional
   Tax Exempt Bond Fund                            -1.44%     -2.07%     1.01%        2.58%      5.54%    6.35%
Lehman 1-16 year Municipal Bond Index              -1.20%     -1.31%     1.87%        3.32%      6.18%    N/A
Lehman Quality Intermediate Municipal
   Bond Index                                      -1.09%     -1.17%     1.95%        3.36%      5.90%    6.85%
Lipper Intermediate Municipal
   Debt Funds Average                              -1.56%     -1.93%     0.76%        2.25%      5.39%    6.24%
As of June 30, 1999
-----------------------------------------------------------------------------      -------------------------------
J.P. Morgan Institutional
   Tax Exempt Bond Fund                            -1.83%     -1.24%     2.00%        2.19%      5.68%    6.40%
Lehman 1-16 year Municipal Bond Index              -1.45%     -0.60%     2.76%        3.04%      6.37%    N/A
Lehman Quality Intermediate Municipal
   Bond Index                                      -1.42%     -0.56%     2.73%        3.03%      6.06%    6.94%
Lipper Intermediate Municipal
   Debt Funds Average                              -1.75%     -1.27%     1.78%        1.95%      5.56%    6.30%


*THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND'S RETURNS PRIOR TO JULY 12, 1993 (COMMENCEMENT OF OPERATIONS), INCLUDE HISTORICAL RETURNS OF THE J.P. MORGAN TAX EXEMPT BOND FUND, WHICH HAS A HIGHER EXPENSE RATIO.

THE FUND'S CURRENTBENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. SINCE THIS INDEX DID NOT EXIST PRIOR TO JULY 31, 1993, THE TABLE AND GRAPH ALSO INCLUDE THE PERFORMANCE DATA FOR THE LEHMAN QUALITY INTERMEDIATE MUNICIPAL BOND INDEX, THE FUND'S BENCHMARK UNTIL MAY 1, 1997. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.

LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with Robert Meiselas, who with Benjamin S. Thompson manages the master portfolio in which the fund invests.

Benjamin S. Thompson, vice president, is senior fixed income portfolio manager and head of J.P. Morgan's municipal bond strategies. His responsibilities include coordination of strategy and research, portfolio structuring and trade execution for U.S. tax-aware fixed income accounts. Prior to joining Morgan in 1999, Ben was a senior fixed income portfolio manager at Goldman Sachs Asset Management. Earlier, he was in the Structured Finance Group of the Chase Manhattan Bank. He holds a B.A. in Economics from Colorado College.

[PHOTO]

ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Bob is a CPA and joined Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. He also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work in taxation at Long Island University.

This interview was conducted on August 13, 1999, and represents the views of both Bob and Ben on that date.

OVER THE LAST FEW MONTHS, THE NET ASSET VALUE OF THE FUND HAS DECLINED SLIGHTLY. WHY?

RM: U.S. interest rates have risen significantly since the winter. High quality municipal bond yields are roughly half of a percentage point higher than rates prevailing a year ago. These rates had actually declined during the second half of 1998, reaching the lowest levels in decades, before beginning to rise again in February. Consequently, the recent NAV decline is entirely attributable to the effect of rising interest rates on bond prices.

Interest rates in the U.S. have changed largely as a result of global economic conditions. Last summer, foreign economies were generally weak while the U.S. economy was very strong and the real rate of inflation at a historic low. Foreign investors bought U.S. Treasuries, looking for safety, bringing long-term interest rates to a historic low. Now, investor concern over foreign economies has eased, reducing the demand to buy U.S. Treasury bonds. At the same time, economists have become concerned that the rapid growth in the U.S. economy cannot be sustained without re-introducing inflation. Federal Reserve Bank officials are similarly concerned, and voted June 30 to raise interest rates by a quarter of a percentage point. Many bond investors are now concerned that interest rates may continue to rise and are investing their money cautiously.

HOW HAS THE FUND RESPONDED TO THESE DRAMATICALLY CHANGING ECONOMIC CONDITIONS?

RM: We've taken several steps to minimize the impact of rising interest rates upon the fund's net asset value. When we last wrote to you at the end of the winter, we had already shifted from mildly bullish to neutral. We're now defensive. Last winter, the fund was roughly a quarter of a year longer than its benchmark and we were actively seeking higher yielding bonds in the marketplace. As market conditions began to change, we gradually removed our long position, eventually settling the fund's duration at about a half year short of the benchmark. We correctly forecast that credit spreads for lower investment grade bonds would widen and were glad that we adopted a bias toward higher quality bonds early on. Lastly, we carefully examined the portfolio to identify bonds that could become discount bonds if interest rates continued to rise. Discount bonds can rapidly lose value because a potential buyer may be subject to income tax at ordinary tax rates when the bond accretes back toward par.

DO YOU EXPECT CONDITIONS TO IMPROVE ANY TIME SOON?

RM: As of early August, unfortunately, we suspect that market participants will be concerned about rising interest rates in the immediate future. Foreign economic growth has continued to improve and the U.S. dollar has begun to weaken. As such, we foresee greater competition for global goods and services than before. Also, Federal Reserve officials have said that some of the conditions that allowed interest rates to drift lower, such as a strong dollar and greater productivity, are no longer prevalent. If the Fed believes that the U.S. economic growth rate is inflationary, it will continue to raise interest rates. Until the Fed is satisfied that U.S. economic growth has slowed sufficiently to make the risk of inflation less likely, the tax-exempt municipal bond market will be uneasy about the prospect of rising interest rates.

SO IS THIS ANY TIME TO INVEST IN THE FUND?

RM: When people expect interest rates to continue to rise significantly, they typically don't rush out to buy bonds. But what are the alternatives? Rising interest rates typically do not help many other types of investments, either - particularly stocks and real estate. It is possible that municipals will lose less value than these other types of investments. As of this writing, five year, high quality municipals have a yield of roughly 4.4%. These provide investors paying the highest federal income tax rates and 6-7% in state or local taxes with roughly an 8% yield on a tax-adjusted basis. We believe that this is attractive compared to the prospects for many other investment alternatives.

No investor can predict, with certainty, the direction, extent and timing of a change in interest rates. Prudent investors make long term investment allocations that they adjust when their investment objectives change. We believe that market conditions may warrant fine-tuning of investment allocations to take advantage of opportunities or avoid temporal downturns. Some investors may invest in money market funds until interest rates peak. But remaining uninvested is a large bet with an inherent opportunity cost. This strategy bears an inherent opportunity cost if yield foregone by investing in a money market fund rather than a tax exempt bond fund exceeds the unrealized loss in NAV if rates don't go much higher. Moreover, the investor will certainly give up this yield differential while the decline in NAV may reverse if interest rates subsequently go back down. So selling to avoid a temporal change in rates can create an opportunity cost and may also create unfavorable tax consequences.

GLOSSARY OF TERMS



BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

Yield curve: A line graph showing interest rates at a point in time, from the shortest maturity to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.
Typically interest rates rise with increasing time to maturity.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS


INVESTMENT OBJECTIVE
J.P. Morgan Institutional Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax-exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.


--------------------------------------------------------------------------------
INCEPTION DATE
7/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 7/31/99
$388,933,218

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 7/31/99
$821,869,756

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/13/99

EXPENSE RATIO
The fund's current annualized expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF JULY 31, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


[CHART]

- REVENUE BONDS  53.7%

  GENERAL OBLIGATION  37.0%

- SHORT-TERM  6.7%

- PRIVATE PLACEMENTS  2.6%



30-DAY SEC YIELD
4.27%*

DURATION
4.99 years








*YIELDS ARE NET OF FEES, ASSUME REINVESTMENT OF FUND DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO. INC., IS THE PORTFOLIO'S INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond Portfolio
  ("Portfolio"), at value                          $389,433,668
Receivable for Shares of Beneficial Interest Sold       478,000
Receivable for Expense Reimbursements                    22,710
Prepaid Trustees' Fees                                    1,009
Prepaid Expenses and Other Assets                         1,522
                                                   ------------
    Total Assets                                    389,936,909
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       892,662
Shareholder Servicing Fee Payable                        32,806
Payable for Shares of Beneficial Interest
  Redeemed                                               10,500
Administrative Services Fee Payable                       8,392
Administration Fee Payable                                  163
Fund Services Fee Payable                                   257
Accrued Expenses                                         58,911
                                                   ------------
    Total Liabilities                                 1,003,691
                                                   ------------
NET ASSETS
Applicable to 38,628,679 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $388,933,218
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.07
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $391,288,755
Undistributed Net Investment Income                       3,305
Accumulated Net Realized Gain on Investment             161,327
Net Unrealized Depreciation of Investment            (2,520,169)
                                                   ------------
    Net Assets                                     $388,933,218
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                   FOR THE ELEVEN   FOR THE FISCAL
                                                    MONTHS ENDED      YEAR ENDED
                                                   JULY 31, 1999    AUGUST 31, 1998
                                                   --------------   ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                           $  17,052,168     $12,915,540
Allocated Portfolio Expenses                           (1,291,204)       (954,388)
                                                   --------------   ---------------
    Net Investment Income Allocated from
      Portfolio                                        15,760,964      11,961,152
                                                   --------------   ---------------
FUND EXPENSES
Shareholder Servicing Fee                                 349,831         197,279
Administrative Services Fee                                92,862          74,789
Registration Fees                                          41,415          32,893
Transfer Agent Fees                                        19,872          18,543
Professional Fees                                          14,807          15,206
Amortization of Organization Expenses                          --           8,356
Fund Services Fee                                           8,137           7,931
Administration Fee                                          5,627           5,939
Trustees' Fees and Expenses                                 3,687           1,936
Miscellaneous                                              24,380          25,477
                                                   --------------   ---------------
    Total Fund Expenses                                   560,618         388,349
Less: Reimbursement of Expenses                          (102,510)        (71,607)
                                                   --------------   ---------------
NET FUND EXPENSES                                         458,108         316,742
                                                   --------------   ---------------
NET INVESTMENT INCOME                                  15,302,856      11,644,410
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                               487,502         148,572
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT ALLOCATED FROM
  PORTFOLIO                                           (12,674,815)      6,333,423
                                                   --------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $   3,115,543     $18,126,405
                                                   --------------   ---------------
                                                   --------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE ELEVEN   FOR THE FISCAL    FOR THE FISCAL
                                                    MONTHS ENDED      YEAR ENDED        YEAR ENDED
                                                   JULY 31, 1999    AUGUST 31, 1998   AUGUST 31, 1997
                                                   --------------   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   15,302,856    $   11,644,410    $    7,908,193
Net Realized Gain on Investment Allocated from
  Portfolio                                               487,502           148,572            22,422
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                           (12,674,815)        6,333,423         3,159,919
                                                   --------------   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        3,115,543        18,126,405        11,090,534
                                                   --------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (15,302,031)      (11,645,234)       (7,908,193)
Net Realized Gain                                        (177,932)               --           (34,613)
                                                   --------------   ---------------   ---------------
    Total Distributions to Shareholders               (15,479,963)      (11,645,234)       (7,942,806)
                                                   --------------   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      264,573,023       181,046,169       109,305,319
Reinvestment of Dividends and Distributions             6,981,210         4,331,708         1,756,557
Cost of Shares of Beneficial Interest Redeemed       (186,850,540)      (76,879,522)      (33,725,943)
                                                   --------------   ---------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              84,703,693       108,498,355        77,335,933
                                                   --------------   ---------------   ---------------
    Total Increase in Net Assets                       72,339,273       114,979,526        80,483,661

NET ASSETS
Beginning of Period                                   316,593,945       201,614,419       121,130,758
                                                   --------------   ---------------   ---------------
End of Period (including undistributed net
  investment income of $3,305, $2,480 and $0,
  respectively)                                    $  388,933,218    $  316,593,945    $  201,614,419
                                                   --------------   ---------------   ---------------
                                                   --------------   ---------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                         FOR THE                   FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   ELEVEN MONTHS ENDED   ---------------------------------------------------------
                                                      JULY 31, 1999        1998        1997          1996        1995       1994
                                                   -------------------   ---------   ---------     ---------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.38         $   10.12   $    9.92     $   10.01   $   9.75   $  10.07
                                                   -------------------   ---------   ---------     ---------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.41              0.47        0.48          0.48       0.49       0.48
Net Realized and Unrealized Gain (Loss) on
  Investment                                               (0.30)             0.26        0.20         (0.07)      0.26      (0.32)
                                                   -------------------   ---------   ---------     ---------   --------   --------
Total from Investment Operations                            0.11              0.73        0.68          0.41       0.75       0.16
                                                   -------------------   ---------   ---------     ---------   --------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.41)            (0.47)      (0.48)        (0.48)     (0.49)     (0.48)
Net Realized Gain                                          (0.01)               --       (0.00)(a)     (0.02)        --         --
                                                   -------------------   ---------   ---------     ---------   --------   --------
Total Distributions to Shareholders                        (0.42)            (0.47)      (0.48)        (0.50)     (0.49)     (0.48)
                                                   -------------------   ---------   ---------     ---------   --------   --------
NET ASSET VALUE, END OF PERIOD                          $  10.07         $   10.38   $   10.12     $    9.92   $  10.01   $   9.75
                                                   -------------------   ---------   ---------     ---------   --------   --------
                                                   -------------------   ---------   ---------     ---------   --------   --------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                1.01%(b)          7.37%       7.06%         4.13%      8.00%      1.61%
Net Assets, End of Period (in thousands)                $388,933         $ 316,594   $ 201,614     $ 121,131   $ 59,867   $ 16,415
Ratios to Average Net Assets
  Net Expenses                                              0.50%(c)          0.50%       0.50%         0.50%      0.50%      0.50%
  Net Investment Income                                     4.37%(c)          4.58%       4.83%         4.82%      5.09%      4.70%
  Expenses without Reimbursement                            0.53%(c)          0.53%       0.56%         0.60%      0.71%      1.98%

------------------------
(a) Less than $0.01 per share.

(b) Not annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993. At a meeting on November 12, 1998, the trustees elected to change the fund's fiscal year from August 31 to July 31.

The fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (47% at July 31, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f ) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement was to increase Paid-in Capital by $222,317 and decrease Accumulated Net Realized Gain

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------
      on Investment by $222,317. The adjustments are primarily attributable to the allocation of realized gains on contributed assets. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, the fee for these services amounted to $5,627 and $5,939, respectively.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest ( the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, the fee for these services amounted to $92,862 and $74,789, respectively.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.50% of the average daily net assets of the fund. This reimbursement agreement can be changed or terminated at any time after November 28, 2000, at the option of J.P. Morgan. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, J.P. Morgan has agreed to reimburse the fund $102,510 and $71,607, respectively, for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate. This rate was 0.075% of the average daily net assets of the fund from

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------
      September 1, 1997 through July 31, 1998. Effective August 1, 1998 the rate was increased to 0.10%. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, the fee for these services amounted to $349,831 and $197,279, respectively.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $8,137 and $7,931 for the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, respectively.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500 and $1,700 for the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, respectively.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE ELEVEN   FOR THE FISCAL    FOR THE FISCAL
                                                    MONTHS ENDED      YEAR ENDED        YEAR ENDED
                                                   JULY 31, 1999    AUGUST 31, 1998   AUGUST 31, 1997
                                                   --------------   ---------------   ---------------
Shares sold......................................      25,514,866      17,650,667        10,893,647
Reinvestment of dividends and distributions......         675,131         422,096           174,690
Shares redeemed..................................     (18,060,995)     (7,487,251)       (3,368,683)
                                                   --------------   ---------------   ---------------
Net Increase.....................................       8,129,002      10,585,512         7,699,654
                                                   --------------   ---------------   ---------------
                                                   --------------   ---------------   ---------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowing outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings pursuant to the Agreement at July 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Tax Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Tax Exempt Bond Fund (one of the series constituting part of the J.P. Morgan Institutional Funds, hereafter referred to as the "fund") at July 31, 1999, the results of its operations for the eleven months ended July 31, 1999 and for the year ended August 31, 1998, and the changes in its net assets for the eleven months ended July 31, 1999 and for the two years ended August 31, 1998 and the financial highlights for the eleven months ended July 31, 1999 and for the five years ended August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 1999

The Tax Exempt Bond Portfolio

Annual Report July 31, 1999

(The following pages should be read in conjunction with the J.P. Morgan Institutional Tax Exempt Bond Fund
Annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
LONG-TERM INVESTMENTS (94.0%)
ALABAMA (0.1%)
    $ 1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due
                   08/15/18).............................              RB       NR/NR       08/15/01(a)    7.300% $  1,062,920
                                                                                                                  ------------

ALASKA (0.4%)
      1,075      Anchorage, (Callable, Refunding, due
                   06/01/03), AMBAC Insured..............              GO      Aaa/AAA      09/13/99(a)    7.100     1,088,437
      2,000      Anchorage, (Prerefunded, due 07/01/02),
                   MBIA Insured..........................              GO      Aaa/AAA      07/01/01(a)    6.600     2,093,040
                                                                                                                  ------------
                     TOTAL ALASKA........................                                                            3,181,477
                                                                                                                  ------------

ARIZONA (1.9%)
      8,880      Arizona Transportation Board, (Excise
                   Tax Revenue, Maricopa County Regional
                   Area, Series A).......................              RB       Aa2/AA      07/01/02       5.000     9,050,318
      1,000      Maricopa County School District #11,
                   (Peoria Unified School Improvement,
                   Prerefunded, Series H, due 07/01/05),
                   MBIA Insured..........................              GO      Aaa/AAA      07/01/01(a)    7.000     1,053,790
      1,750      Phoenix, (Refunding, Series C)..........              GO      Aa1/AA+      07/01/02       6.375     1,852,112
      3,315      Salt River Project, (Agricultural
                   Improvement & Power District, Electric
                   System Revenue, Refunding, Series
                   A)....................................              RB       Aa2/AA      01/01/06       6.000     3,569,559
                                                                                                                  ------------
                     TOTAL ARIZONA.......................                                                           15,525,779
                                                                                                                  ------------

CALIFORNIA (2.7%)
      6,000      California..............................              GO       Aa3/A+      02/01/08       6.500     6,772,920
      2,520      California Department of Water
                   Resources, (Central Valley Project,
                   Water Systems Service, Refunding,
                   Series J-1)...........................              RB       Aa2/AA      12/01/12       7.000     3,008,048

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
CALIFORNIA (CONTINUED)
    $ 2,750      California Pollution Control Financing
                   Authority, (PCR, Laidlaw
                   Environmental, Refunding, Series A)...              RB       NR/NR       07/01/07       6.700% $  2,869,763
      1,049      Kaweah Delta Hospital District, Tulare
                   County, (Series E)....................              PP       NR/A+       06/01/14       5.250     1,061,203
      1,479      Kaweah Delta Hospital District, Tulare
                   County, (Series G)....................              PP       NR/A+       06/01/14       6.400     1,576,925
      2,500      Los Angeles County Public Works
                   Financing Authority, (Lease Revenue,
                   Refunding, Series A), MBIA Insured....              RB      Aaa/AAA      09/01/06       6.000     2,744,075
      4,200      Los Angeles County Public Works
                   Financing Authority, (Regional Park
                   and Open Space District, Refunding,
                   Series A).............................              RB       Aa3/AA      10/01/07       5.375     4,454,898
                                                                                                                  ------------
                     TOTAL CALIFORNIA....................                                                           22,487,832
                                                                                                                  ------------

CONNECTICUT (0.4%)
      2,815      Connecticut, (Special Tax Obligation,
                   Transportation Infrastructure,
                   Prerefunded, Series A, due
                   06/01/04).............................              RB       NR/AA-      06/01/03(a)    6.600     3,035,752
                                                                                                                  ------------

DISTRICT OF COLUMBIA (4.3%)
        220      District of Columbia, (Escrowed to
                   Maturity, Prerefunded, Series A),
                   MBIA-IBC Insured......................              GO      Aaa/AAA      06/01/07       6.000       237,780
         60      District of Columbia, (Escrowed to
                   Maturity, Prerefunded, Series B), MBIA
                   Insured...............................              GO      Aaa/AAA      06/01/02       6.000        62,796
        910      District of Columbia, (Escrowed to
                   Maturity, Prerefunded, Series C), FGIC
                   Insured...............................              GO      Aaa/AAA      12/01/03       5.250       941,914
      6,590      District of Columbia, (Unrefunded
                   Balance, Refunding,Series C), FGIC
                   Insured...............................              GO      Aaa/AAA      12/01/03       5.250     6,794,554
      2,780      District of Columbia, (Unrefunded
                   Balance, Series A), MBIA-IBC
                   Insured...............................              GO      Aaa/AAA      06/01/07       6.000     2,982,412

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
DISTRICT OF COLUMBIA (CONTINUED)
    $ 2,540      District of Columbia, (Unrefunded
                   Balance, Series B), MBIA Insured......              GO      Aaa/AAA      06/01/02       6.000% $  2,650,109
      5,000      Metropolitan Airport, (General Airport
                   Revenue, Callable, Refunding, Series
                   B, due 10/01/09), MBIA Insured........              RB      Aaa/AAA      10/01/08(a)    5.250     5,112,050
      3,665      Metropolitan Airport, (General Airport
                   Revenue, Callable, Series A, due
                   10/01/10), FGIC Insured...............              RB      Aaa/AAA      10/01/00(a)    7.250     3,844,255
      1,200      Metropolitan Airport, (General Airport
                   Revenue, Series B), FGIC Insured......              RB      Aaa/AAA      10/01/00       5.250     1,218,108
      1,000      Metropolitan Airport, (General Airport
                   Revenue, Series B), FGIC Insured......              RB      Aaa/AAA      10/01/03       5.750     1,050,640
      4,015      Metropolitan Airport, (General Airport
                   Revenue, Series B), FGIC Insured......              RB      Aaa/AAA      10/01/05       6.000     4,299,302
      5,745      Metropolitan Airport, (General Airport
                   Revenue, Series B), FGIC Insured......              RB      Aaa/AAA      10/01/06       6.000     6,172,485
                                                                                                                  ------------
                     TOTAL DISTRICT OF COLUMBIA..........                                                           35,366,405
                                                                                                                  ------------

FLORIDA (5.3%)
      5,765      Dade County School District,
                   (Refunding), MBIA Insured.............              GO      Aaa/AAA      07/15/05       6.000     6,173,393
      4,500      Florida Board of Finance, (General
                   Services Revenue, Natural Resources
                   Preservation, Prerefunded, Series
                   2000-A, due 07/01/10), MBIA Insured...              RB      Aaa/AAA      07/01/02(a)    6.250     4,792,320
      1,535      Florida State Board of Education,
                   (Capital Outlay, Callable, Escrowed to
                   Maturity, Refunding, Series C, due
                   06/01/01).............................              GO      Aaa/AAA      09/03/99(a)    7.000     1,594,343
        465      Florida State Board of Education,
                   (Capital Outlay, Callable, Unrefunded
                   Balance, Series C, due 06/01/01)......              GO      Aa2/AA+      09/03/99(a)    7.000       470,487

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
FLORIDA (CONTINUED)
    $ 2,000      Jacksonville Health Facilities
                   Authority, (Hospital Revenue, Charity
                   Obligated Group, Refunding, Series A),
                   MBIA Insured..........................              RB      Aaa/AAA      08/15/06       5.500% $  2,095,980
     10,000      Miami, Dade County School District,
                   (Refunding), FSA Insured..............              GO      Aaa/AAA      08/01/11       5.375    10,222,900
     10,830      Miami, Dade County, (Aviation Revenue,
                   Callable, Series W, due 10/01/05),
                   AMBAC Insured.........................              RB      Aaa/AAA      10/01/02(a)    5.900    11,413,196
      2,310      Miami, Dade County, (Aviation Revenue,
                   Refunding, Series A), FGIC Insured....              RB      Aaa/AAA      10/01/05       5.000     2,346,128
      2,000      Tampa, (Health System Revenue, Catholic
                   Health, Refunding, Series A-1), MBIA
                   Insured...............................              RB      Aaa/AAA      11/15/04       5.250     2,074,780
      2,000      Volusia County School District,
                   (Callable, Refunding, due 08/01/02),
                   FGIC Insured..........................              GO      Aaa/AAA      08/01/01(a)    6.100     2,102,340
                                                                                                                  ------------
                     TOTAL FLORIDA.......................                                                           43,285,867
                                                                                                                  ------------

GEORGIA (5.1%)
      3,200      Cobb County School District,
                   (Refunding)...........................              GO       Aa1/AA      02/01/02       4.750     3,242,720
      2,630      Fulton County School District,
                   (Refunding)...........................              GO       Aa2/AA      05/01/14       6.375     2,956,409
      4,500      Georgia Municipal Electric Authority,
                   (Power Revenue, Crossover Refunding,
                   Series DD), AMBAC-TCRS Insured........              RB      Aaa/AAA      01/01/08       7.000     5,148,990
      1,250      Georgia Municipal Electric Authority,
                   (Power Revenue, Refunding, Series
                   A)....................................              RB        A3/A       01/01/12       6.500     1,391,938
      5,820      Georgia, (Refunding, Series E)..........              GO      Aaa/AAA      02/01/05       5.000     5,969,981
      6,000      Georgia, (Series B).....................              GO      Aaa/AAA      03/01/07       7.200     6,943,080
      3,000      Georgia, (Series B).....................              GO      Aaa/AAA      03/01/10       6.300     3,342,150
      4,470      Georgia, (Series C).....................              GO      Aaa/AAA      07/01/11       5.700     4,746,559

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
GEORGIA (CONTINUED)
    $ 2,500      Gwinnett County School District,
                   (Refunding, Series B).................              GO      Aa1/AA+      02/01/08       6.400% $  2,782,375
      5,000      Metropolitan Atlanta Rapid Transit
                   Authority, (Sales Tax Revenue,
                   Refunding, Series P), AMBAC Insured...              RB      Aaa/AAA      07/01/11       6.250     5,544,500
                                                                                                                  ------------
                     TOTAL GEORGIA.......................                                                           42,068,702
                                                                                                                  ------------

HAWAII (1.6%)
      5,000      Hawaii, (Refunding, Series CO), FGIC
                   Insured...............................              GO      Aaa/AAA      03/01/02       6.000     5,211,100
      2,000      Hawaii, (Series BZ).....................              GO       A1/A+       10/01/12       6.000     2,156,380
        510      Honolulu, City & County (Escrowed to
                   Maturity, Prerefunded, Series B)......              GO      Aaa/AA-      10/01/11       5.500       533,297
      3,925      Honolulu, City & County (Refunding,
                   Series C), FGIC Insured...............              GO      Aaa/AAA      07/01/07       5.000     3,983,993
      1,490      Honolulu, City & County (Unrefunded
                   Balance, Series B)....................              GO      Aa3/AA-      10/01/11       5.500     1,538,798
                                                                                                                  ------------
                     TOTAL HAWAII........................                                                           13,423,568
                                                                                                                  ------------

ILLINOIS (5.2%)
      4,130      Chicago Board of Education, (Lease
                   Certificates, Refunding, Series A),
                   MBIA Insured..........................              RB      Aaa/AAA      01/01/07       6.125     4,475,805
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured...............................              GO      Aaa/AAA      01/01/11       6.000     3,222,060
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured...............................              GO      Aaa/AAA      11/15/04       5.800     3,478,834
      4,440      Hoffman Estates, Tax Increment Revenue,
                   (Economic Development Project Area,
                   Refunding), AMBAC Insured.............              RB      Aaa/AAA      11/15/04       5.500     4,659,913
      3,000      Illinois Development Finance
                   Authority.............................              PP       NR/NR       08/01/28       4.900     2,932,950
      3,000      Illinois Sales Tax Revenue, (Refunding,
                   Series Q).............................              RB      Aa2/AAA      06/15/09       6.000     3,234,660
      4,175      Illinois Sales Tax Revenue, (Refunding,
                   Series Q)(t)..........................              RB      Aa2/AAA      06/15/12       6.000     4,507,664
      8,705      Illinois, (Refunding)...................              GO       Aa2/AA      06/01/04       5.000     8,895,640

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
ILLINOIS (CONTINUED)
    $   180      Metropolitan Pier & Exposition
                   Authority, (Dedicated State Tax
                   Revenue, McCormick Place Expansion
                   Project, Escrowed to Maturity,
                   Prerefunded, Series A)................              RB       NR/AA-      06/15/06       8.500% $    220,309
      2,320      Metropolitan Pier & Exposition
                   Authority, (Dedicated State Tax
                   Revenue, McCormick Place Expansion
                   Project, Unrefunded Balance, Series
                   A)....................................              RB       A1/AA-      06/15/06       8.500     2,829,008
      2,810      Regional Transportation Authority,
                   (Series D), FGIC Insured..............              RB      Aaa/AAA      06/01/07       7.750     3,341,680
      1,000      University of Illinois, (Callable,
                   Escrowed to Maturity, due 10/01/01)...              RB      Aaa/AAA      10/01/99(a)    6.000     1,039,010
                                                                                                                  ------------
                     TOTAL ILLINOIS......................                                                           42,837,533
                                                                                                                  ------------

INDIANA (0.8%)
      3,955      Indiana Health Facilities Financing
                   Authority, (Hospital Revenue, Sisters
                   of St. Francis Health Services,
                   Refunding, Series A), MBIA Insured....              RB      Aaa/AAA      11/01/05       5.500     4,165,090
      2,000      Indiana Municipal Power Agency, (Power
                   Supply System Revenue, Refunding,
                   Series B), MBIA Insured...............              RB      Aaa/AAA      01/01/13       6.000     2,140,480
                                                                                                                  ------------
                     TOTAL INDIANA.......................                                                            6,305,570
                                                                                                                  ------------

KENTUCKY (0.3%)
      2,150      Kentucky Turnpike Authority, (Road
                   Recovery Revenue, Callable, Escrowed
                   to Maturity, due 07/01/02)............              RB       Aaa/NR      09/07/99(a)    7.100     2,240,644
                                                                                                                  ------------

LOUISIANA (0.4%)
      3,385      Louisiana Public Facilities Authority,
                   (Hospital Revenue, Pendleton Memorial,
                   Prerefunded), due 06/01/22)...........              RB       NR/AAA      06/01/02(a)    6.750     3,665,075
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
MARYLAND (1.1%)
    $ 5,435      Maryland Health & Higher Educational
                   Facilities Authority, (John Hopkins
                   University, Refunding)................              RB      Aa2/AA-      07/01/03       5.750% $  5,713,489
      3,000      Maryland, (Callable, 3rd Series, due
                   07/15/03).............................              GO      Aaa/AAA      07/15/01(a)    6.400     3,132,480
                                                                                                                  ------------
                     TOTAL MARYLAND......................                                                            8,845,969
                                                                                                                  ------------

MASSACHUSETTS (4.0%)
      5,650      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A)..........              RB      Aa3/AA-      03/01/08       7.000     6,508,009
      3,700      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A), MBIA
                   Insured...............................              RB      Aaa/AAA      03/01/10       5.500     3,864,317
      1,495      Massachusetts State College Building
                   Authority, (Refunding, Series A)......              RB      Aa3/AA-      05/01/11       7.500     1,817,397
      2,000      Massachusetts State Water Resource
                   Authority, (General Series A), FSA
                   Insured...............................              RB      Aaa/AAA      08/01/10       5.500     2,089,880
     10,000      Massachusetts State Water Resource
                   Authority, (Series A).................              RB       A1/A+       07/15/08       6.500    11,165,700
      7,300      Massachusetts, (Refunding, Series A),
                   AMBAC Insured.........................              GO      Aaa/AAA      08/01/10       5.750     7,787,713
                                                                                                                  ------------
                     TOTAL MASSACHUSETTS.................                                                           33,233,016
                                                                                                                  ------------

MICHIGAN (1.2%)
      6,045      Michigan State Building Authority,
                   (Facilites Program, Refunding, Series
                   I), AMBAC Insured.....................              RB      Aaa/AAA      10/01/04       6.000     6,479,031
      2,905      Michigan State Hospital Finance
                   Authority Revenue, (Mercy Health
                   Services, Refunding, Series T)........              RB      Aa3/AA-      08/15/04       5.750     3,031,280
                                                                                                                  ------------
                     TOTAL MICHIGAN......................                                                            9,510,311
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
MINNESOTA (1.9%)
    $ 5,075      Minneapolis & St. Paul, (Metropolitan
                   Community Airport Revenue, Callable,
                   Series B, due 01/01/09), AMBAC
                   Insured...............................              RB      Aaa/AAA      01/01/08(a)    5.500% $  5,256,990
      5,000      University of Minnesota, (Refunding,
                   Series A).............................              RB       Aa2/AA      07/01/10       5.750     5,336,250
      5,000      University of Minnesota, (Refunding,
                   Series A).............................              RB       Aa2/AA      07/01/15       5.750     5,322,200
                                                                                                                  ------------
                     TOTAL MINNESOTA.....................                                                           15,915,440
                                                                                                                  ------------

MISSISSIPPI (2.7%)
     10,940      Mississippi, (Escrowed to Maturity,
                   Refunding)............................              GO      Aaa/AAA      02/01/08       6.200    11,976,127
      5,065      Mississippi, (Gaming County Highway
                   Improvement, Series A)................              GO       Aa3/AA      07/01/05       5.250     5,242,984
      5,000      Mississippi, (Highway Revenue, Four Lane
                   Highway Program, Refunding, Series
                   #39)..................................              RB      Aa1/AAA      06/01/04       5.250     5,153,350
                                                                                                                  ------------
                     TOTAL MISSISSIPPI...................                                                           22,372,461
                                                                                                                  ------------

MISSOURI (0.5%)
      4,000      St. Louis County Regional Convention &
                   Sports Complex Authority,
                   (Prerefunded, Series B, due
                   08/15/21).............................              RB      Aaa/AAA      08/15/03(a)    7.000     4,395,680
                                                                                                                  ------------

NEBRASKA (1.8%)
      2,350      Nebraska Public Power District,
                   (Refunding, General Series A), MBIA
                   Insured...............................              RB      Aaa/AAA      01/01/04       5.250     2,427,174
      7,955      Nebraska Public Power District,
                   (Refunding, General Series A), MBIA
                   Insured...............................              RB      Aaa/AAA      01/01/07       5.250     8,210,753
      3,720      University of Nebraska (Facilities
                   Corporation, Deferred Maintenance
                   Project)..............................              RB      Aa2/AA-      07/15/06       5.250     3,855,408
                                                                                                                  ------------
                     TOTAL NEBRASKA......................                                                           14,493,335
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
NEVADA (4.2%)
    $   500      Carson City School District,
                   (Prerefunded, due 04/01/03), FGIC
                   Insured...............................              GO      Aaa/AAA      04/01/00(a)    6.750% $    520,230
      8,000      Clark County School District,
                   (Refunding), FSA Insured..............              GO      Aaa/AAA      06/15/14       5.500     8,219,040
      8,200      Clark County School District, (Series
                   A), MBIA Insured......................              GO      Aaa/AAA      06/01/11       7.000     9,583,668
      3,000      Clark County, (Passenger Facilities
                   Charge Revenue, Las Vegas McCarran
                   International Airport, Series A)......              RB        A/A        07/01/08       6.250     3,283,350
      1,280      Las Vegas, (Clark County Library
                   District, Callable, Refunding, Series
                   B, due 08/01/04), FGIC Insured........              GO      Aaa/AAA      08/01/01(a)    6.700     1,345,779
      1,200      Las Vegas, (Clark County Library
                   District, Prerefunded, Series A, due
                   06/01/04), FGIC Insured...............              GO      Aaa/AAA      06/01/01(a)    6.700     1,267,116
      1,330      Nevada, (Prison Facilities, Prerefunded,
                   due 08/01/04).........................              GO       Aa2/AA      08/01/00(a)    7.000     1,400,011
      6,015      Nevada, (Refunding, Series A-1).........              GO       Aa2/AA      05/15/10       6.000     6,482,726
      1,985      Nevada, (Refunding, Series A-2).........              GO       Aa2/AA      05/15/10       6.000     2,139,354
                                                                                                                  ------------
                     TOTAL NEVADA........................                                                           34,241,274
                                                                                                                  ------------

NEW HAMPSHIRE (1.6%)
      4,900      New Hampshire Higher Educational &
                   Health Facilities Authority,
                   (Dartmouth College, Refunding)........              RB       Aaa/NR      06/01/07       6.750     5,579,238
      1,720      New Hampshire, (Prerefunded, Series A,
                   due 06/15/03).........................              GO      Aa2/AA+      06/15/01(a)    6.600     1,829,151
      5,825      New Hampshire, (Series B), FSA
                   Insured...............................              GO      Aaa/AAA      08/15/04       5.000     5,968,528
                                                                                                                  ------------
                     TOTAL NEW HAMPSHIRE.................                                                           13,376,917
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
NEW JERSEY (5.7%)
    $ 4,180      Jersey City, (Refunding, Series A)......              GO       Aa3/AA      10/01/11       6.250% $  4,642,141
      7,000      New Jersey Economic Development
                   Authority, (Market Transition
                   Facilities Revenue, Sr. Lien, Series
                   A), MBIA Insured......................              RB      Aaa/AAA      07/01/02       5.400     7,223,580
      6,000      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...              RB      Aaa/AAA      06/15/05       6.000     6,457,860
      7,500      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...              RB      Aaa/AAA      06/15/10       6.500     8,471,325
      8,500      New Jersey Transportation Authority,
                   (Series A)(t).........................              RB      Aa2/AA-      06/15/06       5.000     8,667,025
     10,000      New Jersey Transportation Authority,
                   (Series A)(WI)........................              RB      Aa2/AA-      06/15/08       5.500    10,363,100
      1,000      New Jersey Turnpike Authority, (Series
                   A), MBIA-IBC Insured..................              RB      Aaa/AAA      01/01/01       5.700     1,021,770
                                                                                                                  ------------
                     TOTAL NEW JERSEY....................                                                           46,846,801
                                                                                                                  ------------

NEW MEXICO (0.7%)
      5,180      Chaves County, (New Mexico Hospital
                   Revenue, Eastern New Mexico Medical
                   Center Project, Prerefunded, due
                   12/01/22).............................              RB       Aaa/NR      12/01/02(a)    7.250     5,758,761
                                                                                                                  ------------

NEW YORK (6.2%)
      4,000      Metropolitan Transportation Authority,
                   (Transportation Facilities Revenue,
                   Prerefunded, Series J, due 07/01/10),
                   FGIC Insured..........................              RB      Aaa/AAA      07/01/02(a)    6.375     4,314,560
         75      Monroe County, (Public Improvement,
                   Callable, Unrefunded Balance, Series
                   1995, due 06/01/10), AMBAC Insured....              GO      Aaa/AAA      06/01/08(a)    6.000        82,184
         50      New York City, (Escrowed to Maturity,
                   Prerefunded, Series A)................              GO       A3/A-       08/01/02       5.750        52,186
      1,465      New York City, (Escrowed to Maturity,
                   Series B).............................              GO      Aaa/AAA      06/01/01       8.000     1,567,828
        805      New York City, (Escrowed to Maturity,
                   Series F).............................              GO       Aaa/A-      02/15/02       6.100       842,722

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
NEW YORK (CONTINUED)
    $ 7,000      New York City, (Refunding, Series A)....              GO       A3/A-       08/01/04       6.750% $  7,658,910
      4,480      New York City, (Refunding, Series G)....              GO       A3/A-       08/01/03       5.000     4,565,926
      3,425      New York City, (Series F)...............              GO       A3/A-       02/15/03       6.200     3,610,772
      2,595      New York City, (Unrefunded Balance,
                   Series A).............................              GO       A3/A-       08/01/02       5.750     2,695,141
      5,000      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Callable, Refunding, due 08/01/13),
                   AMBAC/FHA Insured.....................              RB      Aaa/AAA      02/01/08(a)    4.400     4,811,400
      2,850      New York State Dormitory Authority,
                   (Secured Hospital, Interfaith Medical
                   Center, Series D).....................              RB     Baa1/BBB+     02/15/04       5.500     2,932,593
      5,290      New York State Local Government
                   Assistance Corp., (Callable,
                   Refunding, Series A, due 04/01/08)....              RB       A3/A+       04/01/07(a)    6.000     5,704,948
      2,000      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   A), AMBAC-TCRS Insured................              RB      Aaa/AAA      04/01/06       6.000     2,159,960
      8,700      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   X)(t).................................              RB       Aa3/A+      01/01/12       6.625     9,854,838
                                                                                                                  ------------
                     TOTAL NEW YORK......................                                                           50,853,968
                                                                                                                  ------------

NORTH CAROLINA (0.4%)
      3,280      University of North Carolina, (System
                   Pool Revenue, Callable, Series B, due
                   10/01/09), MBIA Insured...............              RB      Aaa/AAA      10/01/08(a)    5.000     3,322,673
                                                                                                                  ------------

OHIO (0.7%)
      2,000      Ohio State Building Authority, (State
                   Facilities, Administration Building
                   Fund Project, Series A)...............              RB      Aa2/AA-      10/01/06       5.500     2,099,880
      3,005      Ohio Water Development Authority,
                   (Callable, Escrowed to Maturity,
                   Refunding, due 12/01/10)..............              RB      Aaa/AAA      12/01/99(a)    9.375     3,660,481
                                                                                                                  ------------
                     TOTAL OHIO..........................                                                            5,760,361
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
OREGON (0.6%)
    $ 5,000      Portland, (Portland International
                   Airport Revenue, Series 12C), FGIC
                   Insured...............................              RB      Aaa/AAA      07/01/05       5.000% $  5,080,450
                                                                                                                  ------------

PENNSYLVANIA (7.3%)
      4,055      Allegheny County Port Authority,
                   (Special Revenue, Subordinated Lien),
                   MBIA Insured..........................              RB      Aaa/AAA      06/01/03       5.000     4,135,248
      1,175      Bethel Park School District,
                   (Prerefunded, Series B, due 02/01/02),
                   AMBAC Insured.........................              GO      Aaa/AAA      02/01/00(a)    6.550     1,192,308
        970      Pennsylvania Higher Education Assistance
                   Agency, (Student Loan Revenue,
                   Refunding, Series A), FGIC Insured....              RB      Aaa/AAA      12/01/00       6.800     1,003,242
      1,310      Pennsylvania Higher Education Facilities
                   Authority, (College & University
                   Revenue, University of Pennsylvania,
                   Refunding, Series A)..................              RB       Aa3/AA      09/01/02       6.500     1,391,351
      2,800      Pennsylvania Higher Education Facilities
                   Authority, (Health Services Revenue,
                   University of Pennsylvania Health
                   Services, Refunding, Series A)........              RB        A2/A       01/01/06       6.000     2,943,556
      7,000      Pennsylvania Intergovermental Coop
                   Authority, (Special Tax Revenue,
                   Philadelphia Funding Program,
                   Refunding), FGIC Insured..............              RB      Aaa/AAA      06/15/03       5.000     7,164,850
     11,550      Pennsylvania, (1st Series, Callable, due
                   03/01/09), MBIA insured...............              GO      Aaa/AAA      03/01/08(a)    5.000    11,622,534
      1,500      Pennsylvania, (2nd Series A,
                   Prerefunded, due 11/01/04), MBIA
                   Insured...............................              GO      Aaa/AAA      11/01/01(a)    6.500     1,598,775
     14,525      Pennsylvania, (2nd Series)..............              GO       Aa3/AA      08/01/04       5.000    14,893,499
      1,000      Pennsylvania, (Refunding and Projects,
                   1st Series A), AMBAC-TCRS Insured.....              GO      Aaa/AAA      01/01/01       6.600     1,033,410

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
PENNSYLVANIA (CONTINUED)
    $ 4,250      Philadelphia Authority for Industrial
                   Development, (Academy of Natural
                   Sciences, due 01/01/18)...............              PP       NR/NR       07/01/01(a)    4.750% $  4,252,125
      8,785      Philadelphia Authority for Industrial
                   Development, (Airport Revenue,
                   Philadelphia Airport System Project,
                   Series A), FGIC Insured...............              RB      Aaa/AAA      07/01/04       5.000     8,949,719
                                                                                                                  ------------
                     TOTAL PENNSYLVANIA..................                                                           60,180,617
                                                                                                                  ------------

RHODE ISLAND (1.2%)
      4,580      Rhode Island, (Construction Capital
                   Development Loan, Refunding, Series
                   A), FGIC Insured......................              GO      Aaa/AAA      07/15/07       5.000     4,649,204
      5,000      Rhode Island, (Depositors Economic
                   Corp., Prerefunded, Series A, due
                   08/01/13).............................              RB      Aaa/AAA      08/01/02(a)    6.900     5,459,700
                                                                                                                  ------------
                     TOTAL RHODE ISLAND..................                                                           10,108,904
                                                                                                                  ------------

SOUTH CAROLINA (1.2%)
      1,620      Charleston County, (Callable, due
                   06/01/07).............................              GO       Aa3/AA      06/01/04(a)    5.625     1,708,355
      6,700      Greenville County School District,
                   (Refunding)...........................              GO       Aa1/AA      03/01/02       4.000     6,667,438
      1,000      Piedmont Municipal Power Agency,
                   (Electric Power Revenue, Escrowed to
                   Maturity, Refunding), MBIA Insured....              RB      Aaa/AAA      01/01/08       6.200     1,095,870
                                                                                                                  ------------
                     TOTAL SOUTH CAROLINA................                                                            9,471,663
                                                                                                                  ------------

TENNESSEE (1.1%)
      5,000      Memphis, (Electric System Revenue,
                   Refunding)............................              RB       Aa3/AA      01/01/02       5.625     5,156,750
      3,500      Rutherford County, (Capital Outlay
                   Notes, Series A)......................              GO       Aa2/AA      05/01/07       6.500     3,909,850
                                                                                                                  ------------
                     TOTAL TENNESSEE.....................                                                            9,066,600
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
TEXAS (7.2%)
    $ 1,500      Addison, (Callable, Refunding, due
                   09/01/00), FGIC Insured...............              GO      Aaa/AAA      09/03/99(a)    6.250% $  1,502,880
      1,000      Arlington, (Callable, due 08/01/00),
                   AMBAC Insured.........................              GO      Aaa/AAA      08/01/99(a)    6.850     1,015,940
      1,500      Austin Utilities System, (Callable,
                   Escrowed to Maturity, due 10/01/01)...              RB      Aaa/AAA      10/01/99(a)    6.500     1,575,435
      7,500      Austin Utilities System, (Refunding,
                   Series A), FSA Insured................              RB      Aaa/AAA      11/15/03       5.750     7,899,150
      2,260      Corpus Christi Independent School
                   District, (Refunding), PSFG Insured...              GO      Aaa/AAA      08/15/05       6.000     2,424,573
      1,305      Dallas County Flood Control District #1,
                   (Prerefunded, due 04/01/10)...........              GO       Aaa/NR      04/01/08(a)    9.250     1,702,033
      1,650      El Paso Independent School District,
                   (Prerefunded, due 07/01/03), PSFG
                   Insured...............................              GO      Aaa/AAA      07/01/01(a)    6.550     1,725,257
      3,000      Houston Independent School District,
                   (Refunding, Series A), PSFG Insured...              GO      Aaa/AAA      08/15/01       5.400     3,073,440
     13,775      Houston, (Airport System Revenue,
                   Subordinated Lien, Refunding, Series
                   B), FGIC Insured......................              RB      Aaa/AAA      07/01/08       5.000    13,816,187
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured.............              GO       Aaa/NR      08/15/03       6.000     4,029,990
      2,000      Plano Independent School District,
                   (Prerefunded, Series B, due 02/15/04),
                   FGIC Insured..........................              GO      Aaa/AAA      02/15/01(a)    6.550     2,074,360
      1,500      San Antonio, (General Improvement,
                   Refunding)............................              GO      Aa2/AA+      08/01/07       6.000     1,620,570
      2,000      Texas, (Public Finance Authority,
                   Prerefunded, due 10/01/02)............              GO       NR/AA       10/01/00(a)    6.300     2,056,020
      1,000      Texas, (Public Finance Authority,
                   Prerefunded, due 10/01/05)............              GO       NR/AA       10/01/00(a)    6.500     1,030,250
      4,000      Texas, (Public Finance Authority,
                   Refunding, Series B)..................              GO       Aa1/AA      10/01/03       6.000     4,249,560

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
TEXAS (CONTINUED)
    $ 6,180      University of Texas, (Financing System
                   Revenue, Series A)....................              RB      Aa1/AAA      08/15/07       6.000% $  6,721,677
      2,500      University of Texas, (Permanent
                   University Fund, Refunding)...........              RB      Aaa/AAA      07/01/01       6.300     2,599,400
                                                                                                                  ------------
                     TOTAL TEXAS.........................                                                           59,116,722
                                                                                                                  ------------

UTAH (2.0%)
      1,625      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series B),
                   MBIA Insured..........................              RB      Aaa/AAA      07/01/09       6.500     1,820,975
      4,155      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series C),
                   MBIA Insured(t).......................              RB      Aaa/AAA      07/01/01       6.000     4,297,558
      6,645      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series C),
                   MBIA Insured..........................              RB      Aaa/AAA      07/01/02       6.000     6,955,986
      3,300      Utah, (Callable, Series F, due
                   07/01/08).............................              GO      Aaa/AAA      07/01/07(a)    5.000     3,345,243
                                                                                                                  ------------
                     TOTAL UTAH..........................                                                           16,419,762
                                                                                                                  ------------

VIRGINIA (2.2%)
     10,000      Fairfax County, (Industrial Development
                   Authority Revenue, Prerefunded, due
                   08/29/23)(t)..........................              RB       Aaa/AA      08/28/01(a)    6.801    10,726,600
      2,000      Virginia Public School Authority,
                   (Prerefunded, Series A, due
                   08/01/04).............................              RB       Aa2/AA      08/01/01(a)    6.500     2,128,180
      5,000      Virginia Public School Authority,
                   (Refunding)...........................              RB       Aa/AA       01/01/02       6.000     5,203,900
                                                                                                                  ------------
                     TOTAL VIRGINIA......................                                                           18,058,680
                                                                                                                  ------------

WASHINGTON (6.1%)
      1,555      King & Snohomish Counties School
                   District #417, (Callable, due
                   12/01/02), FGIC Insured...............              GO      Aaa/AAA      12/01/00(a)    6.600     1,601,681
        605      King County, (Escrowed to Maturity,
                   Prerefunded, Series B)................              GO      Aa1/AA+      01/01/01       6.700       626,538

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
WASHINGTON (CONTINUED)
    $ 5,750      King County, (Unrefunded Balance, Series
                   B)....................................              GO      Aa1/AA+      01/01/01       6.700% $  5,949,065
      1,000      Pierce County School District #320,
                   (Prerefunded, due 12/01/02), MBIA-IBC
                   Insured...............................              GO      Aaa/AAA      12/01/01(a)    6.600     1,056,190
      2,955      Seattle, (Municipal Sewer Revenue,
                   Prerefunded, Series T, due
                   01/01/31).............................              RB      Aaa/AA-      01/01/00(a)    6.875     3,051,924
      1,250      Snohomish County School District #2,
                   (Callable, Refunding, Series A, due
                   12/01/02), MBIA-IBC Insured...........              GO      Aaa/AAA      06/01/01(a)    6.700     1,303,363
      4,815      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   A), MBIA Insured......................              RB      Aaa/AAA      07/01/06       6.000     5,183,155
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   B)....................................              RB      Aa1/AA-      07/01/03       5.750     4,171,360
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Callable,
                   Refunding, Series C, due 07/01/01),
                   FGIC Insured..........................              RB      Aaa/AAA      01/01/01(a)    7.000     2,103,440
      1,500      Washington Public Power Supply System,
                   (Nuclear Project #2, Callable,
                   Refunding, Series C, due 07/01/02)....              RB      Aa1/AA-      01/01/01(a)    7.500     1,590,525
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................              RB      Aa1/AA-      07/01/06       7.250     2,283,860
      5,265      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................              RB      Aa1/AA-      07/01/01       6.300     5,456,699
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................              RB      Aa1/AA-      07/01/09       5.750     4,214,160
      5,000      Washington Public Power Supply System,
                   (Nuclear Project #3, Refunding, Series
                   A)....................................              RB      Aa1/AA-      07/01/03       5.000     5,081,300
      1,750      Washington, (Callable, Refunding, Series
                   R-92-A, due 09/01/02).................              GO      Aa1/AA+      09/01/01(a)    6.300     1,835,085

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
WASHINGTON (CONTINUED)
    $ 1,000      Washington, (Prerefunded, Series B, due
                   08/01/02).............................              GO      Aa1/AA+      08/01/00(a)    6.750% $  1,030,910
      3,075      Washington, (Series A)..................              GO      Aa1/AA+      01/01/07       5.250     3,150,645
                                                                                                                  ------------
                     TOTAL WASHINGTON....................                                                           49,689,900
                                                                                                                  ------------

WEST VIRGINIA (0.5%)
      1,000      Berkeley County Board of Education,
                   (Escrowed to Maturity), BIG Insured...              GO      Aaa/AAA      04/01/01       7.300     1,052,040
      2,790      West Virginia Public Energy Authority,
                   (Morgantown Association Project,
                   Callable, Series A, due 07/01/08), LOC
                   - Swiss Bank Corp.....................              RB      Aa1/AA+      01/01/06(a)    5.050     2,819,574
                                                                                                                  ------------
                     TOTAL WEST VIRGINIA.................                                                            3,871,614
                                                                                                                  ------------

WISCONSIN (3.0%)
      6,250      Wisconsin Health & Education Facilities,
                   (Carthage College Project, Series
                   1999C)................................              PP       NR/NR       05/01/14       5.700     5,998,125
      6,250      Wisconsin Health & Education Facilities,
                   (Carthage College Project, Series
                   1999D)................................              PP       NR/NR       05/01/19       5.950     5,998,313
      5,000      Wisconsin, (Prerefunded, Series A, due
                   05/01/09).............................              GO       Aaa/AA      05/01/02(a)    6.300     5,271,500
      7,000      Wisconsin, (Refunding, Series 2)........              GO       Aa2/AA      05/01/06       5.000     7,151,480
                                                                                                                  ------------
                     TOTAL WISCONSIN.....................                                                           24,419,418
                                                                                                                  ------------

WYOMING (0.4%)
      3,600      Platte County, (PCR, Basin Electric
                   Power Cooperative, Refunding).........              RB        A2/A       01/01/06       4.950     3,614,976
                                                                                                                  ------------
                     TOTAL LONG-TERM INVESTMENTS (COST $763,999,470)............................................   772,513,397
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
SHORT-TERM INVESTMENTS (6.7%)
ALABAMA (0.3%)
    $ 1,185      Childersburg Industrial Development
                   Board, (PCR, Kimberly Clark Corp.
                   Project, Callable, Escrowed to
                   Maturity..............................              RB       Aa2/AA      11/15/99       7.400% $  1,193,840
        900      Columbia Industrial Development Board,
                   (PCR, Alabama Power Co. Project,
                   Refunding, Series C, due 10/01/22)....            VRDN     VMIG1/A-1     08/02/99(a)    3.450       900,000
                                                                                                                  ------------
                                                                                                                     2,093,840
                                                                                                                  ------------

ALASKA (0.5%)
      1,000      Anchorage, (Series A), AMBAC Insured....              GO      Aaa/AAA      02/01/00       6.850     1,015,940
      3,000      North Slope Borough, (Series A), MBIA
                   Insured...............................              GO      Aaa/AAA      06/30/00       5.550     3,050,220
                                                                                                                  ------------
                                                                                                                     4,066,160
                                                                                                                  ------------

ARIZONA (0.3%)
      2,450      Maricopa County, (PCR, Callable,
                   Refunding, Series D, due 05/01/29),
                   LOC - Bank of America.................            VRDN      P-1/A-1+     08/02/99(a)    3.400     2,450,000
                                                                                                                  ------------

CALIFORNIA (1.0%)
      6,950      California Pollution Control Financing
                   Authority, (PCR, Refunding, Southern
                   California Edison Project, Series A,
                   due 02/28/08).........................            VRDN     VMIG1/A-1     08/02/99(a)    3.450     6,950,000
      1,300      Chula Vista, (IDR, San Diego Gas &
                   Electric Project, Callable, Series A,
                   due 07/01/21).........................            VRDN     VMIG1/A-1     08/02/99(a)    3.000     1,300,000
                                                                                                                  ------------
                                                                                                                     8,250,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
FLORIDA (0.7%)
    $ 3,500      Hillsborough County Industrial
                   Development Authority, (PCR, Tampa
                   Electric Co., Refunding, due
                   05/15/18).............................            VRDN     VMIG1/A-1+    08/02/99(a)    3.400% $  3,500,000
      2,700      Jacksonville, (PCR, Florida Power &
                   Light Co. Project, Refunding, due
                   05/01/29).............................            VRDN     VMIG1/A-1+    08/02/99(a)    3.400     2,700,000
                                                                                                                  ------------
                                                                                                                     6,200,000
                                                                                                                  ------------

GEORGIA (0.7%)
      2,000      Appling County Development Authority,
                   (PCR, Georgia Power Co. Plant, Hatch
                   Project, Callable, due 09/01/29)......            VRDN     VMIG1/A-1     08/02/99(a)    3.450     2,000,000
      1,400      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-1st Series, Callable, due
                   04/01/32).............................            VRDN     VMIG1/A-1     08/02/99(a)    3.450     1,400,000
        450      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, Callable, due
                   09/01/25).............................            VRDN     VMIG1/A-1     08/02/99(a)    3.450       450,000
      2,000      Monroe County Development Authority,
                   (PCR, Georgia Power Co., Scherer
                   Project-2nd Series, Refunding, due
                   07/01/25).............................            VRDN     VMIG1/A-1     08/02/99(a)    3.450     2,000,000
                                                                                                                  ------------
                                                                                                                     5,850,000
                                                                                                                  ------------

MISSOURI (0.2%)
      2,000      Missouri Development Board,
                   (Infrastructure Facilities Revenue,
                   Callable, Series C, due 12/01/03),
                   LOC-Canadian Imperial Bank............            VRDN     VMIG1/A-1+    08/02/99(a)    3.500     2,000,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
NEW JERSEY (0.5%)
    $ 1,500      New Jersey Sports & Exposition
                   Authority, (Sports Complex, Escrowed
                   to Maturity, Refunding)...............              RB       Aa1/NR      01/01/00       8.100% $  1,526,685
      2,500      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA-IBC
                   Insured...............................              RB      Aaa/AAA      01/01/00       6.200     2,525,225
                                                                                                                  ------------
                                                                                                                     4,051,910
                                                                                                                  ------------

NEW YORK (1.9%)
      1,550      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Callable, Refunding, Series
                   A, due 06/15/25), FGIC Insured........            VRDN     VMIGI/A-1+    08/02/99(a)    3.500     1,550,000
      7,630      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Callable, Series C, due
                   06/15/22), FGIC Insured...............            VRDN     VMIG1/A-1+    08/02/99(a)    3.400     7,630,000
      6,500      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Callable, Series C, due
                   06/15/23), FGIC Insured...............            VRDN     VMIG1/A-1+    08/02/99(a)    3.400     6,500,000
                                                                                                                  ------------
                                                                                                                    15,680,000
                                                                                                                  ------------

RHODE ISLAND (0.5%)
      3,785      Rhode Island, (Construction Capital
                   Development Loan, Series B)...........              GO       A1/AA-      05/15/00       6.000     3,853,773
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                               MOODY'S/
  PRINCIPAL                                                    SECURITY          S&P
    AMOUNT                                                       TYPE           RATING      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)      (UNAUDITED)     DATE         RATE      VALUE
--------------   ----------------------------------------  ----------------   ----------  -------------   ------  ------------
WYOMING (0.1%)
    $   850      Uinta County, (PCR, Chevron U.S.A. Inc.
                   Project, Callable, Refunding, due
                   12/01/22).............................            VRDN      VMIG1/NR     08/02/99(a)    3.400% $    850,000
                                                                                                                  ------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $55,123,482)............................................    55,345,683
                                                                                                                  ------------
                 TOTAL INVESTMENTS (COST $819,122,952) (100.7%).................................................   827,859,080
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)..................................................    (5,989,324)
                                                                                                                  ------------
                 NET ASSETS (100.0%)............................................................................  $821,869,756
                                                                                                                  ------------
                                                                                                                  ------------

------------------------------
Note: Based on the cost of investments of $819,122,952 for federal income tax purposes at July 31, 1999, the aggregate gross unrealized appreciation and depreciation was $16,168,376 and $7,432,248, respectively, resulting in net unrealized appreciation of investments of $8,736,128.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The actual maturity date is indicated in the security description.

(t) All or a portion of the security has been segregated as collateral for when issued securities.

AMBAC - Ambac Indemnity Corp., BIG - Bond Investors Guaranty Insurance Co., FGIC -Financial Guaranty Insurance Co., FHA - Federal Housing Authority, FSA - Financial Securities Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., IDR - Industrial Developer Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, TCRS - Transferable Custodial Receipts, VRDN - Variable Rate Demand Note, WI - When issued securities.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $819,122,952 )          $827,859,080
Cash                                                      8,244
Interest Receivable                                  10,039,096
Prepaid Trustees' Fees                                    3,650
Prepaid Expenses and Other Assets                         3,521
                                                   ------------
    Total Assets                                    837,913,591
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    15,716,664
Advisory Fee Payable                                    208,053
Custody Fee Payable                                      42,733
Administrative Services Fee Payable                      17,741
Administration Fee Payable                                1,133
Fund Services Fee Payable                                   542
Accrued Expenses                                         56,969
                                                   ------------
    Total Liabilities                                16,043,835
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $821,869,756
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     FOR THE
                                                      ELEVEN
                                                   MONTHS ENDED   FOR THE FISCAL
                                                     JULY 31,       YEAR ENDED
                                                       1999       AUGUST 31, 1998
                                                   ------------   ---------------
INVESTMENT INCOME
Interest Income                                    $ 37,203,561   $   34,098,515
                                                   ------------   ---------------
EXPENSES
Advisory Fee                                          2,295,351        2,017,415
Custodian Fees and Expenses                             222,988          199,584
Administrative Services Fee                             203,283          198,156
Professional Fees and Expenses                           48,365           50,007
Fund Services Fee                                        17,915           21,294
Trustees' Fees and Expenses                               8,159            7,398
Administration Fee                                        7,665            9,832
Miscellaneous                                            12,558           11,456
                                                   ------------   ---------------
    Total Expenses                                    2,816,284        2,515,142
                                                   ------------   ---------------
NET INVESTMENT INCOME                                34,387,277       31,583,373
NET REALIZED GAIN ON INVESTMENTS                      4,500,130          680,094
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     (30,158,895)      15,917,500
                                                   ------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $  8,728,512   $   48,180,967
                                                   ------------   ---------------
                                                   ------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE
                                                      ELEVEN       FOR THE FISCAL    FOR THE FISCAL
                                                   MONTHS ENDED      YEAR ENDED        YEAR ENDED
                                                   JULY 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
                                                   -------------   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  34,387,277   $    31,583,373   $    26,643,745
Net Realized Gain on Investments                       4,500,130           680,094           829,545
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                      (30,158,895)       15,917,500         9,668,350
                                                   -------------   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       8,728,512        48,180,967        37,141,640
                                                   -------------   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        417,545,311       337,310,680       284,352,430
Withdrawals                                         (361,383,038)     (232,110,590)     (209,280,115)
                                                   -------------   ---------------   ---------------
    Net Increase from Investors' Transactions         56,162,273       105,200,090        75,072,315
                                                   -------------   ---------------   ---------------
    Total Increase in Net Assets                      64,890,785       153,381,057       112,213,955
NET ASSETS
Beginning of Period                                  756,978,971       603,597,914       491,383,959
                                                   -------------   ---------------   ---------------
End of Period                                      $ 821,869,756   $   756,978,971   $   603,597,914
                                                   -------------   ---------------   ---------------
                                                   -------------   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE
                                                      ELEVEN      FOR THE FISCAL YEAR ENDED AUGUST
                                                   MONTHS ENDED                 31,
                                                     JULY 31,     --------------------------------
                                                       1999       1998   1997   1996   1995   1994
                                                   ------------   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            0.37%(a) 0.37% 0.38%  0.38%  0.42%  0.41%
  Net Investment Income                                   4.49%(a) 4.70% 4.93%  4.92%  5.15%  4.68%
Portfolio Turnover                                          29%(b)   16%   25%    25%    47%    33%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from August 31 to July 31.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Independent pricing service procedures may also include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of 60 days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------
      Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, such fees amounted to $2,295,351 and $2,017,415, respectively.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, the fee for these services amounted to $7,665 and $9,832, respectively.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, the fee for these services amounted to $203,283 and $198,156, respectively.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $17,915 and $21,294, for the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, respectively.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,400 and $4,500 for the eleven months ended July 31, 1999 and the fiscal year ended August 31, 1998, respectively.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) were as follows:

                                                     FOR THE
                                                      ELEVEN
                                                   MONTHS ENDED     FOR THE FISCAL
                                                     JULY 31,         YEAR ENDED
                                                       1999        AUGUST 31, 1998
                                                   ------------   ------------------
Cost of Purchases................................  $295,413,653      $265,777,265
Proceeds from Sales..............................  $234,597,010      $102,490,137

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "portfolio") at July 31, 1999, the results of its operations for the eleven months ended July 31, 1999 and for the year ended August 31, 1998, and the changes in its net assets for the eleven months ended July 31, 1999 and for the two years ended August 31, 1998 and supplementary data for the eleven months ended July 31, 1999 and for the five years ended August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 1999

J.P. MORGAN INSTITUTIONAL FUNDS

     FEDERAL MONEY MARKET FUND

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

     INSTITUTIONAL SHARES

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     NEW YORK TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     LARGE CAP GROWTH FUND: INSTITUTIONAL SHARES

     TAX AWARE DISCIPLINED EQUITY FUND:

     INSTITUTIONAL SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     SMARTINDEX(TM) FUND: INSTITUTIONAL SHARES

     J.P. MORGAN INSTITUTIONAL

     TAX EXEMPT

     BOND FUND


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.
IM0580-I


ANNUAL REPORT
JULY 31, 1999